Subsequent events (Details Narrative) - Subsequent Event [Member]			1 Months Ended
	Sep. 23, 2025 GBP (£)	Jul. 03, 2025 USD ($) $ / shares shares	Nov. 10, 2025 USD ($) $ / shares shares
Equity Option [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued			2,091,717
Share options were exercised			2,091,717
Exercise price per option | $ / shares			$ 1.50
Share options were exercised, value | $			$ 3,137,575.50
Securities Purchase Agreement [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued		9,000,000
Warrants issued to purchase shares		18,000,000
Price per share | $ / shares		$ 1.50
Gross proceeds from issuance | $		$ 13,500,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Subsequent Event [Line Items]
Interest accrued rate per annum	4.95
Margin interest rate	1.25%
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit facility amount | £	£ 2,000,000